Basis of Presentation and Significant Accounting Policies - Inventory and Prepaid Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory and Prepaid Expenses
Well equipment inventory	$ 3,950	$ 6,238	$ 3,431
Prepaid expenses	1,745	1,700
Inventory and prepaid expenses	$ 5,695	$ 7,938	$ 4,451